UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  028-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

 /s/   Richard Grossman     New York, NY     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $1,144,328 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CIT GROUP INC                  COM NEW          125581801    26968   633800 SH       SOLE                   633800        0        0
FIRST SOLAR INC                COM              336433107     8846    55000 SH  CALL SOLE                    55000        0        0
GLOBE SPECIALTY METALS INC     COM              37954N206    58048  2550448 SH       SOLE                  2550448        0        0
ISHARES TR                     S&P 500 INDEX    464287200   371252  2800000 SH  PUT  SOLE                  2800000        0        0
ISHARES TR                     RUSSELL 2000     464287655    56394   670000 SH  PUT  SOLE                   670000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    26362   339719 SH       SOLE                   339719        0        0
MGIC INVT CORP WIS             COM              552848103    24737  2782549 SH       SOLE                  2782549        0        0
MICROSOFT CORP                 COM              594918104    31171  1227700 SH  CALL SOLE                  1227700        0        0
NAVIOS MARITIME ACQUIS CORP    *W EXP 06/25/201 Y62159119      477   823300 SH       SOLE                   823300        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     9100  1596419 SH       SOLE                  1596419        0        0
OMNICARE INC                   COM              681904108    61608  2054300 SH       SOLE                  2054300        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    64703  1863021 SH       SOLE                  1863021        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    54741   391400 SH  CALL SOLE                   391400        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   110349  2215400 SH       SOLE                  2215400        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    69734  1400000 SH  CALL SOLE                  1400000        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    78368  1868120 SH       SOLE                  1868120        0        0
XEROX CORP                     COM              984121103    19595  1839900 SH  CALL SOLE                  1839900        0        0
XEROX CORP                     COM              984121103    71875  6748800 SH       SOLE                  6748800        0        0